Goodwill - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Jul. 15, 2017
Indefinite-lived Intangible Assets [Line Items]
Goodwill	¥ 162,574	$ 23,352	¥ 162,574
Goodwill, accumulated impairment loss	¥ 0		¥ 0
Tasgen Group [Member]
Indefinite-lived Intangible Assets [Line Items]
Voting Interests Acquired				66.67%